RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details 1) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Revenues
Airtime		$ 2,610,820
Kiosk sales		44,606
Other		1,554
Net Revenue		2,691,896	$ 1,127,944	[1]
Cost of Goods Sold
Cost of Goods Sold		2,595,012	1,155,732	[1]
Gross (Loss) Profit		96,884	(27,788)	[1]
General and administrative		4,312,107	2,780,576	[1]
Depreciation and amortization		68,075	32,351	[1]
Total Expense		4,380,182	2,812,927	[1]
Loss from Operations		(4,283,298)	(2,840,715)	[1]
Other (expense) income		788	203	[1]
Interest expense, net		(54,610)	(2,241)	[1]
Foreign currency loss		(357,855)	(466,920)	[1]
Loss before Provision for Income Taxes		(4,731,049)	(3,309,673)	[1]
Provision for Income Taxes				[1]
Net Loss		(4,731,049)	(3,309,673)	[1]
Net loss attributable to non-controlling interest				[1]
Net Loss Attributable to Controlling Interest		$ (4,731,049)	$ (3,309,673)	[1]
Net Loss Per Share - Basic and Diluted (in dollars per share)		$ (0.09)	$ (0.13)	[1]
Weighted Average Number of Shares Outstanding - Basic and Diluted (in shares)		52,728,587	25,698,747	[1]
Other Comprehensive Loss
Foreign currency translation adjustment		$ 323,580	$ 253,821	[1]
Total Comprehensive income		(4,407,469)	(3,055,852)	[1]
Comprehensive loss attributable to non-controlling interest				[1]
Comprehensive Loss Attributable to Controlling Interest		$ (4,407,469)	(3,055,852)	[1]
As Previously Reported [Member]
Cost of Goods Sold
Net Loss
Adjustments [Member]
Cost of Goods Sold
Net Loss
QPAGOS Corporation - Parent Company [Member]
Revenues
Airtime			739,894
Kiosk sales			321,239
Commissions on services			66,674
Other			137
Net Revenue			1,127,944
Cost of Goods Sold
Airtime			710,155
Kiosk sales			369,909
Depreciation - kiosks	[2]		35,496
Other			40,172
Cost of Goods Sold			1,155,732
Gross (Loss) Profit			(27,788)
General and administrative	[3]		2,780,576
Depreciation and amortization	[2]		32,351
Total Expense			2,812,927
Loss from Operations			(2,840,715)
Other (expense) income			203
Interest expense, net			(2,241)
Foreign currency loss			(466,920)
Loss before Provision for Income Taxes			(3,309,673)
Provision for Income Taxes
Net Loss			(3,309,673)
Net loss attributable to non-controlling interest
Net Loss Attributable to Controlling Interest			$ (3,309,673)
Net Loss Per Share - Basic and Diluted (in dollars per share)			$ (0.13)
Weighted Average Number of Shares Outstanding - Basic and Diluted (in shares)			25,698,747
Other Comprehensive Loss
Foreign currency translation adjustment			$ 253,821
Total Comprehensive income			(3,055,852)
Comprehensive loss attributable to non-controlling interest
Comprehensive Loss Attributable to Controlling Interest			(3,055,852)
QPAGOS Corporation - Parent Company [Member] | As Previously Reported [Member]
Revenues
Airtime			739,894
Kiosk sales			321,239
Commissions on services			66,674
Other			137
Net Revenue			1,127,944
Cost of Goods Sold
Airtime			710,155
Kiosk sales			369,909
Depreciation - kiosks	[2]
Other			40,172
Cost of Goods Sold			1,120,236
Gross (Loss) Profit			7,708
General and administrative	[3]		2,000,714
Depreciation and amortization	[2]		37,810
Total Expense			2,038,524
Loss from Operations			(2,030,816)
Other (expense) income			203
Interest expense, net			(2,241)
Foreign currency loss			(466,920)
Loss before Provision for Income Taxes			(2,499,774)
Provision for Income Taxes
Net Loss			(2,499,774)
Net loss attributable to non-controlling interest
Net Loss Attributable to Controlling Interest			$ (2,499,774)
Net Loss Per Share - Basic and Diluted (in dollars per share)			$ (0.1)
Weighted Average Number of Shares Outstanding - Basic and Diluted (in shares)			25,698,747
Other Comprehensive Loss
Foreign currency translation adjustment			$ 267,257
Total Comprehensive income			(2,232,517)
Comprehensive loss attributable to non-controlling interest
Comprehensive Loss Attributable to Controlling Interest			(2,232,517)
QPAGOS Corporation - Parent Company [Member] | Adjustments [Member]
Revenues
Net Revenue
Cost of Goods Sold
Depreciation - kiosks	[2]		35,496
Cost of Goods Sold			35,496
Gross (Loss) Profit			(35,496)
General and administrative	[3]		779,862
Depreciation and amortization	[2]		(5,459)
Total Expense			774,403
Loss from Operations			(809,899)
Foreign currency loss
Loss before Provision for Income Taxes			(809,899)
Provision for Income Taxes
Net Loss			(809,899)
Net loss attributable to non-controlling interest
Net Loss Attributable to Controlling Interest			(809,899)
Other Comprehensive Loss
Foreign currency translation adjustment			(13,436)
Total Comprehensive income			(823,335)
Comprehensive loss attributable to non-controlling interest
Comprehensive Loss Attributable to Controlling Interest			$ (823,335)

[1]	As Restated
[2]	To correct an error in classifying kiosks acquired in 2015 as inventory and available for sale, to property and equipment, along with the recording of related accumulated depreciation and depreciation expense.
[3]	To correct an error in the period in which the payment of equity based compensation to Officers of the Company and certain consultants was recorded. The Company initially charged the fair value equity compensation of the Company's common shares issued to Officers and consultants as a reduction in the accumulated deficit as of January 1, 2014. The common shares were issued pursuant to agreements executed in 2015. The correction reclassifies the equity based compensation expense to the year ended December 31, 2015.